Accrued Expenses and Other Liabilities - Summary of Reconciliation of Changes in Product Warranty Liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Standard Product Warranty Disclosure [Abstract]
Balance as of the beginning of the year	¥ 4,758	$ 690	¥ 4,856
Accruals during the year	880	128	1,258
Claims during the year	(661)	(96)	(319)
Reversal during the year	(1,197)	(174)	(1,037)
Balance as of the ending of the year	3,780	$ 548	4,758
Less: Non-current portion of warranty	(474)		0	$ (69)
Current portion of warranty	¥ 3,306		¥ 4,758	$ 479